Share Capital and Reserves (Details 5)	12 Months Ended
	Aug. 31, 2017 shares $ / shares	Aug. 31, 2018 shares	Aug. 31, 2016 shares
IfrsStatementLineItems [Line Items]
Number of Options	155,000		38,300
Options Outstanding Weighted Average Remaining Life (Years)	3 years 11 months 12 days
Number of options exercisable	85,000
Weighted average exercise price options exercisable | $ / shares	$ 13.87
Exercise Price 12.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options	5,000
Options Outstanding Weighted Average Remaining Life (Years)	2 years 2 months 12 days
Expiry Date	Nov. 11, 2019
Number of options exercisable	5,000
Weighted average exercise price options exercisable | $ / shares	$ 0.50
Exercise Price 15.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options	70,000
Options Outstanding Weighted Average Remaining Life (Years)	4 years 7 days
Expiry Date	Sep. 08, 2021
Number of options exercisable	35,000
Weighted average exercise price options exercisable | $ / shares	$ 3.79
Exercise Price 13.00 [Member]
IfrsStatementLineItems [Line Items]
Number of Options	80,000
Options Outstanding Weighted Average Remaining Life (Years)	4 years 7 days
Expiry Date	Sep. 08, 2021
Number of options exercisable	80,000
Weighted average exercise price options exercisable | $ / shares	$ 4.38